The following table shows the changes in the provision in the period: (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Provision	R$ 8,045,477	R$ 9,175,777
Alagoas [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	9,175,777
Reversal	835,332
Payments and reclassifications	(2,018,118)
Realization of present value adjustment	52,486
Balance at ending	8,045,477
Current liability	5,002,811
Non-current liability	3,042,666
Provision	R$ 8,045,477